Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Significant Actuarial Assumptions Used to Determine Net Periodic Pension Costs
The following actuarial assumptions were used to determine net periodic pension costs for the qualified pension plans:

	December 31,
	2016	2015	2014
Weighted average assumed discount rate	4.68%	4.27%	5.10%
Weighted average expected long-term rate of return on plan assets	7.00	7.50	7.75
Assumed long-term rate of annual compensation increases	4.50	4.50	5.00

Summary of the Components of Net Periodic Benefit Cost Recognized for Pension Plans
Financial data relative to qualified and nonqualified defined benefit pension plans is summarized in the following tables for the years indicated. On the Consolidated Balance Sheets, the qualified pension plan prepaid asset is recorded as a component of other assets and the nonqualified pension plans accrued liability is recorded as a component of other liabilities. The data is calculated using an actuarial measurement date of December 31.

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Net Periodic Pension Cost:
Service cost	$186	$176	$138
Interest cost	181	157	140
Estimated return on plan assets	(326)	(327)	(296)
Net amortization and other	80	67	17
Net periodic benefit cost	121	73	(1)

Pre-Tax Amounts Recognized in OCI:
Net actuarial loss (gain)	138	230	532
Net amortization	(80)	(67)	(17)
Net amount recognized in OCI	58	163	515
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax	$179	$236	$514

Significant Actuarial Assumptions Used to Determine Benefit Obligations
The following actuarial assumptions were used to determine benefit obligations:

	December 31,
	2016	2015
Weighted average assumed discount rate	4.43%	4.68%
Assumed rate of annual compensation increases	4.50	4.50

Changes in Projected Benefit Obligation

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Projected benefit obligation, beginning of year	$3,473	$3,227	$392	$367
Service cost	174	164	12	12
Interest cost	163	141	18	16
Actuarial (gain) loss	152	(164)	15	(3)
Benefits paid	(94)	(80)	(11)	(15)
Acquisitions	71	185	—	15
Projected benefit obligation, end of year	$3,939	$3,473	$426	$392
Accumulated benefit obligation, end of year	$3,403	$2,997	$363	$309

Changes in Fair Value of Plan Assets

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Fair value of plan assets, beginning of year	$4,369	$4,223	$—	$—
Actual return on plan assets	356	(70)	—	—
Employer contributions	360	126	11	15
Benefits paid	(94)	(80)	(11)	(15)
Acquisitions	53	170	—	—
Fair value of plan assets, end of year	$5,044	$4,369	$—	$—
Funded status at end of year	$1,105	$896	$(426)	$(392)

Pre-tax Amounts Recognized in AOCI
The following are the pre-tax amounts recognized in AOCI:

	Qualified Plans		Nonqualified Plans
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
	(Dollars in millions)
Prior service credit (cost)	$—	$—	$(1)	$(2)
Net actuarial loss	(1,095)	(1,040)	(135)	(131)
Net amount recognized	$(1,095)	$(1,040)	$(136)	$(133)

Schedule of Amounts Expected to be Amortized from AOCI Into Net Periodic Pension Cost During Next Fiscal Year
The following table presents the amount expected to be amortized from AOCI into net periodic pension cost during 2017:

	Qualified Plans	Nonqualified Plans
	(Dollars in millions)
Net actuarial loss	$(66)	$(12)
Net amount expected to be amortized in 2017	$(66)	$(12)

Schedule of Estimated Future Benefit Payments
The following table reflects the estimated benefit payments for the periods presented:

	Qualified Plans	Nonqualified Plans
	(Dollars in millions)
2017	$104	$15
2018	115	16
2019	125	17
2020	137	18
2021	149	20
2022-2026	949	119

Schedule of Fair Value of Pension Plan Assets by Three Level Fair Value Hierarchy
The fair values of certain pension plan assets by asset category are reflected in the following table.

	December 31, 2016			December 31, 2015
	Total	Level 1	Level 2	Total	Level 1	Level 2
	(Dollars in millions)
Cash and cash-equivalents	$179	$179	$—	$266	$266	$—
U.S. equity securities	1,892	1,018	874	1,627	1,627	—
International equity securities	839	165	674	712	614	98
Fixed income securities	1,914	10	1,904	1,631	10	1,621
Total	$4,824	$1,372	$3,452	$4,236	$2,517	$1,719